Stock-Based Compensation - RSU activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares		12 Months Ended
	Sep. 09, 2022	Dec. 31, 2022
Number of Awards Outstanding
Granted	9,500,000
2015 Equity Incentive Plan
Number of Awards Outstanding
Granted		1,662,620
Forfeited		(42,630)
Unvested Balance - December 31, 2022		1,619,990
Weighted-Average Grant Date Fair Value
Granted		$ 22.25
Forfeited		22.59
Unvested Balance - December 31, 2022		$ 22.25